SHARE CAPITAL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Beginning balance	€ (114)	€ (319)	€ (570)
New shares issued		0	259
Ending balance	(85)	(114)	(319)
Share capital
Disclosure of classes of share capital [line items]
Beginning balance	3	3	2
New shares issued	0		1
Ending balance	3	3	3
Share premium
Disclosure of classes of share capital [line items]
Beginning balance	420	420	162
New shares issued	0		258
Ending balance	€ 420	€ 420	€ 420
Ordinary shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	135,999,394
Ending balance (in shares)	137,867,418	135,999,394
Ordinary shares | Employees
Disclosure of classes of share capital [line items]
New shares issued (in shares)	1,868,024